Equity (Details 4) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Equity Abstract
Beginning balance	$ 276	$ 337
Transfers from dividends payable	(49)	(10)
Prescription	17	40
Translation adjustment	36	(42)
Ending balance	$ 280	$ 325